DEBT AND INTEREST (Details 2) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended													1 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Champion USD ($)	Dec. 31, 2014 Series B senior euro notes, due 2016 EUR (€)	Dec. 31, 2006 Series B senior euro notes, due 2016 EUR (€)	Dec. 31, 2014 Seven year 2008 senior notes USD ($)	Dec. 31, 2013 Seven year 2008 senior notes USD ($)	Feb. 29, 2008 Seven year 2008 senior notes USD ($)	Feb. 28, 2015 Seven year 2008 senior notes Subsequent event USD ($)	Dec. 31, 2014 Series of notes issued by the company in December, 2006 and November, 2011	Dec. 31, 2014 Series of notes issued by the company in January 2015, December 2012, August 2012 and December 2011	Oct. 31, 2011 Private placement senior notes USD ($) series	Oct. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2014 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2013 Series A private placement senior notes due 2018 USD ($)	Oct. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2014 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2013 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2014 Series B private placement senior euro notes, due 2016 USD ($)	Dec. 31, 2013 Series B private placement senior euro notes, due 2016 USD ($)	Dec. 31, 2014 Three year 2011 senior notes USD ($)	Dec. 31, 2014 Three year 2011 senior notes	Dec. 31, 2013 Three year 2011 senior notes USD ($)	Dec. 31, 2014 Five year 2011 senior notes USD ($)	Dec. 31, 2013 Five year 2011 senior notes USD ($)	Dec. 31, 2014 Ten year 2011 senior notes USD ($)	Dec. 31, 2013 Ten year 2011 senior notes USD ($)	Dec. 31, 2014 Thirty year 2011 senior notes USD ($)	Dec. 31, 2013 Thirty year 2011 senior notes USD ($)	Aug. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2014 Three year 2012 senior notes USD ($)	Dec. 31, 2013 Three year 2012 senior notes USD ($)	Dec. 31, 2012 Five year 2012 senior notes USD ($)	Dec. 31, 2014 Five year 2012 senior notes USD ($)	Dec. 31, 2013 Five year 2012 senior notes USD ($)	Dec. 31, 2014 Term loan USD ($)	Dec. 31, 2013 Term loan USD ($)	Nov. 30, 2012 Term loan USD ($)	Sep. 30, 2014 Term loan Champion USD ($)	Apr. 30, 2014 Term loan Champion USD ($)	Feb. 28, 2014 Term loan Champion USD ($)	Sep. 30, 2013 Term loan Champion USD ($)	Apr. 30, 2013 Term loan Champion USD ($)	Dec. 31, 2014 Capital lease obligations USD ($)	Dec. 31, 2013 Capital lease obligations USD ($)	Dec. 31, 2014 Other USD ($)	Dec. 31, 2013 Other USD ($)	Dec. 31, 2011 2011 Public Debt Offering USD ($)	Dec. 31, 2011 2011 Public Debt Offering Minimum	Dec. 31, 2011 2011 Public Debt Offering Maximum	Jan. 31, 2015 2015 Public Debt Offering Subsequent event USD ($)	Jan. 31, 2015 Three year 2018 senior notes Subsequent event USD ($)	Jan. 31, 2015 Five year 2020 senior notes Subsequent event USD ($)
Debt instrument
CARRYING VALUE	$ 5,619.5				$ 6,548.8				$ 5,619.5	$ 6,548.8					$ 250.0	$ 249.7						$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 217.9	$ 237.8			$ 499.9	$ 1,249.1	$ 1,248.6	$ 1,249.4	$ 1,249.3	$ 743.1	$ 742.8		$ 500.0	$ 499.9		$ 497.6	$ 499.7	$ 400.0	$ 800.0							$ 9.3	$ 12.7	$ 3.1	$ 8.4	$ 3,750.0
AVERAGE INTEREST RATE (as a percent)															4.88%	4.88%	4.88%					3.69%	3.69%	3.69%	4.32%	4.32%	4.32%	4.59%	4.59%			2.38%	3.00%	3.00%	4.35%	4.35%	5.50%	5.50%		1.00%	1.00%		1.45%	1.45%	1.29%	1.33%
EFFECTIVE INTEREST RATE (as a percent)															4.99%	4.99%							5.15%	5.15%		4.32%	4.32%	4.67%	4.67%			2.40%	3.04%	3.04%	4.36%	4.36%	5.53%	5.53%		1.02%	1.02%		0.93%	1.47%	1.29%	1.33%
Long-term debt, current maturities	(755.5)				(505.3)				(755.5)	(505.3)
Long-term debt	4,864.0				6,043.5				4,864.0	6,043.5
Aggregate principal amount												500	175	175	250		250				500		250			250							1,250		1,250		750			500			500	500	400		900					900								600
Repayment of debt																		250												500																		150	150	100	100
Issuance of Debt securities																																							500			500																			300	300
Interest rate (as a percent)																																							1.00%			1.45%		1.45%														2.38%	5.50%		1.55%	2.25%
Debt instrument, term															7 years							7 years			12 years						3 years		5 years		10 years		30 years			3 years			5 years
Principal outstanding plus accrued unpaid interest payable at prepayment of notes (as a percent)																			100.00%	101.00%
Number of series of senior notes																					2
Aggregate annual maturities of long-term debt
2015	756								756
2016	1,869								1,869
2017	499								499
2018	250								250
2019	1								1
Interest
Interest expense									268.0	272.8	285.6
Interest income									(11.4)	(10.5)	(8.9)
Interest expense, net	$ 62.0	$ 63.3	$ 66.2	$ 65.1	$ 67.6	$ 67.0	$ 66.2	$ 61.5	$ 256.6	$ 262.3	$ 276.7